Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000047593
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 17,050	$ 16,237	$ 16,121	$ 15,632	$ 16,683	$ 15,330	$ 15,877	$ 15,243	$ 14,984	$ 16,380	$ 15,130	$ 13,674	$ 15,016	$ 16,243	$ 17,671	$ 17,114	$ 16,315	$ 16,515	$ 16,872	$ 16,315	$ 17,014	$ 15,544	$ 16,494	$ 14,608	$ 13,984	$ 16,054	$ 16,650	$ 15,019	$ 16,593	$ 16,026	$ 17,643	$ 17,388	$ 17,161	$ 18,877	$ 18,884	$ 19,577	$ 18,092	$ 18,997	$ 18,729	$ 18,573	$ 18,205	$ 18,021	$ 17,908	$ 17,795	$ 18,177	$ 17,725	$ 15,987	$ 13,500	$ 13,402	$ 13,247	$ 11,870	$ 10,747	$ 10,114	$ 9,496	$ 8,415	$ 10,452	$ 10,859	$ 10,999	$ 10,430	$ 10,166	$ 9,846	$ 9,540	$ 9,693	$ 9,846	$ 9,136	$ 9,804	$ 9,401	$ 9,498	$ 9,178	$ 8,260	$ 8,861	$ 8,560	$ 9,503	$ 9,695	$ 9,777	$ 9,545	$ 9,996	$ 9,900	$ 9,982	$ 10,078	$ 10,666	$ 10,283	$ 10,095	$ 10,149	$ 9,770	$ 9,419	$ 9,378	$ 9,135	$ 8,986	$ 8,743	$ 8,513	$ 8,405	$ 8,230	$ 7,946	$ 7,769	$ 7,890	$ 8,331	$ 8,184	$ 8,210	$ 7,930	$ 8,291	$ 8,398	$ 8,398	$ 7,849	$ 7,849	$ 8,612	$ 8,274	$ 8,447	$ 7,687	$ 8,087	$ 8,808	$ 9,261	$ 9,622	$ 9,769	$ 9,448	$ 9,342	$ 8,501	$ 8,888	$ 9,248	$ 9,382	$ 9,475
C000047595
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 16,867	15,848	15,757	15,272	16,302	15,000	15,545	14,924	14,697	16,075	14,853	13,431	14,762	15,973	17,394	16,850	16,078	16,290	16,638	16,109	16,804	15,368	16,305	14,460	13,840	15,897	16,502	14,899	16,472	15,912	17,530	17,288	17,077	18,786	18,816	19,527	18,045	18,967	18,710	18,559	18,211	18,030	17,939	17,833	18,226	17,787	16,057	13,564	13,474	13,338	11,948	10,830	10,196	9,577	8,489	10,543	10,966	11,132	10,550	10,294	9,978	9,662	9,828	9,978	9,271	9,963	9,557	9,662	9,346	8,413	9,030	8,717	9,702	9,896	9,986	9,747	10,225	10,120	10,225	10,329	10,941	10,553	10,361	10,421	10,035	9,693	9,649	9,411	9,263	9,010	8,788	8,669	8,506	8,224	8,044	8,178	8,622	8,489	8,519	8,222	8,607	8,726	8,726	8,178	8,163	8,978	8,622	8,815	8,030	8,459	9,215	9,704	10,074	10,252	9,926	9,822	8,933	9,363	9,748	9,896	10,000
C000047596
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,855,696	1,766,480	1,754,170	1,700,314	1,814,181	1,666,461	1,726,473	1,655,690	1,629,532	1,780,329	1,643,995	1,485,684	1,630,295	1,762,727	1,919,516	1,857,105	1,770,339	1,791,650	1,829,705	1,768,816	1,844,927	1,685,094	1,787,045	1,581,776	1,513,857	1,738,747	1,802,138	1,625,547	1,796,101	1,734,219	1,907,791	1,880,623	1,856,474	2,040,612	2,040,980	2,116,072	1,953,875	2,052,995	2,022,959	2,004,946	1,965,904	1,944,880	1,932,867	1,920,855	1,961,396	1,911,826	1,724,276	1,456,261	1,444,345	1,427,970	1,279,073	1,158,459	1,089,964	1,022,961	905,326	1,124,216	1,168,882	1,183,774	1,122,157	1,094,210	1,058,912	1,025,086	1,041,263	1,057,442	980,965	1,053,028	1,008,904	1,019,200	985,372	886,837	951,509	916,907	1,019,264	1,039,449	1,048,096	1,022,144	1,069,718	1,059,630	1,068,278	1,078,368	1,140,362	1,098,550	1,077,745	1,083,429	1,043,616	1,006,648	1,000,964	975,369	958,307	932,714	908,540	895,745	877,259	847,402	828,308	840,879	886,975	871,613	873,010	843,676	881,388	892,560	892,557	833,892	832,496	913,512	877,943	895,972	815,529	857,139	933,425	981,968	1,018,027	1,033,285	1,000,000	987,517	898,752	938,974	976,422	990,291	1,000,000
C000070983
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 18,299	17,580	17,210	16,187	16,653	15,937	16,545	16,051	15,340	15,965	14,875	13,412	13,888	14,963	15,539	15,140	14,309	14,559	14,548	14,337	14,664	13,495	14,069	12,928	11,973	13,283	14,031	12,846	13,911	13,911	15,036	15,047	15,467	16,788	15,944	16,149	15,473	16,420	15,911	15,397	15,451	15,224	14,592	13,986	13,564	13,694	12,988	11,630	11,630	11,700	11,163	10,674	10,524	9,977	9,199	10,937	11,796	11,930	11,522	11,512	11,017	10,735	10,905	10,926	10,091	10,783	10,405	10,415	10,091	9,319	9,860	9,639	10,506	10,595	10,668	10,348	10,490	10,448	10,448	10,390	10,999	10,789	10,772	10,523	10,366	9,987	10,122	9,872	9,820	9,804	9,612	9,476	9,294	9,076	9,065	8,894	9,216	9,065	9,029	8,821	8,670	8,675	8,347	7,634	7,515	7,962	8,465	8,350	7,737	8,226	8,668	8,980	9,245	9,433	9,105	9,209	8,590	9,126	9,325	9,601	9,475
C000070984
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 18,201	17,236	16,888	15,894	16,364	15,668	16,278	15,802	15,107	15,735	14,668	13,233	13,717	14,787	15,367	14,979	14,166	14,423	14,423	14,219	14,554	13,406	13,978	12,856	11,911	13,224	13,978	12,808	13,877	13,883	15,017	15,035	15,468	16,798	15,961	16,180	15,510	16,464	15,966	15,463	15,528	15,309	14,681	14,083	13,662	13,805	13,102	11,734	11,746	11,823	11,284	10,799	10,657	10,112	9,325	11,095	11,971	12,119	11,710	11,704	11,214	10,930	11,107	11,143	10,292	11,007	10,629	10,647	10,322	9,536	10,098	9,875	10,774	10,868	10,951	10,627	10,780	10,745	10,750	10,698	11,326	11,115	11,113	10,855	10,709	10,322	10,463	10,211	10,164	10,158	9,959	9,830	9,648	9,426	9,420	9,244	9,590	9,438	9,408	9,192	9,045	9,051	8,717	7,973	7,856	8,331	8,858	8,747	8,108	8,629	9,098	9,426	9,719	9,918	9,578	9,696	9,051	9,614	9,832	10,130	10,000
C000139783
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,993,819	1,915,274	1,874,733	1,762,937	1,813,920	1,735,295	1,801,021	1,746,966	1,668,954	1,736,523	1,617,786	1,458,278	1,510,253	1,626,150	1,688,878	1,644,670	1,554,461	1,581,344	1,579,552	1,556,253	1,591,500	1,464,849	1,526,161	1,402,259	1,298,323	1,439,841	1,520,876	1,392,277	1,507,370	1,506,783	1,628,335	1,628,923	1,674,725	1,817,417	1,725,565	1,747,621	1,673,908	1,775,480	1,720,341	1,664,598	1,669,842	1,644,876	1,576,382	1,510,804	1,464,384	1,478,310	1,401,894	1,254,737	1,254,723	1,262,205	1,203,590	1,150,712	1,134,608	1,075,413	990,914	1,178,303	1,270,265	1,284,626	1,240,267	1,239,119	1,185,656	1,154,944	1,172,563	1,175,413	1,084,995	1,158,913	1,117,964	1,119,101	1,083,843	1,000,823	1,058,386	1,034,337	1,127,194	1,136,694	1,144,522	1,109,273	1,124,382	1,119,908	1,119,348	1,113,201	1,177,530	1,154,585	1,152,697	1,125,087	1,108,521	1,067,676	1,081,487	1,054,436	1,048,907	1,047,247	1,025,723	1,011,372	991,503	967,766	966,665	947,897	982,131	965,561	961,702	938,507	923,043	923,038	887,707	811,525	798,822	845,749	898,762	886,746	820,635	872,545	918,986	951,773	979,646	998,761	963,256	974,183	908,072	964,349	984,725	1,013,747	1,000,000
C000131729
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,403	10,806	10,643	10,443	10,362	10,205	10,395	10,301	10,391	10,399	10,053	9,663	9,792	9,974	10,021	9,986	10,608	10,710	10,621	10,457	10,680	10,349	10,465	10,166	10,215	10,606	10,897	10,587	10,850	10,857	11,219	11,468	11,671	11,897	11,923	11,917	11,972	12,065	12,103	11,972	11,916	11,895	11,868	11,951	12,106	12,130	12,084	11,937	11,952	11,937	11,964	11,723	11,569	11,506	11,084	11,726	11,607	11,338	11,378	11,386	11,353	11,428	11,166	11,095	10,953	10,812	10,785	10,609	10,581	10,497	10,362	10,308	10,367	10,414	10,339	10,342	10,340	10,294	10,348	10,318	10,381	10,466	10,444	10,449	10,451	10,505	10,431	10,383	10,376	10,319	10,265	10,265	10,203	10,160	10,163	10,320	10,378	10,369	10,367	10,279	10,134	10,107	10,061	9,961	9,914	9,802	9,830	9,875	9,864	9,838	9,858	9,800	9,912	9,940	9,993	9,962	10,027	9,827	9,805	9,743	9,675
C000131731
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,240,251	1,080,591	1,064,277	1,044,329	1,036,154	1,020,541	1,039,464	1,030,065	1,039,059	1,039,922	1,005,342	966,274	979,162	997,356	1,002,149	998,642	1,127,343	1,137,849	1,128,169	1,109,715	1,134,015	1,098,663	1,110,750	1,078,759	1,083,773	1,124,113	1,154,716	1,122,460	1,150,086	1,150,592	1,188,566	1,214,688	1,235,929	1,259,604	1,261,998	1,261,174	1,266,682	1,276,205	1,280,012	1,265,903	1,259,685	1,257,190	1,254,087	1,262,655	1,278,726	1,280,944	1,275,809	1,260,044	1,261,371	1,259,568	1,262,922	1,236,518	1,220,777	1,213,158	1,168,446	1,235,781	1,222,973	1,195,162	1,198,436	1,199,000	1,195,238	1,202,893	1,175,055	1,168,123	1,152,263	1,137,210	1,134,811	1,116,134	1,112,979	1,103,174	1,088,871	1,082,977	1,088,163	1,092,913	1,085,522	1,084,820	1,084,424	1,079,394	1,084,811	1,081,459	1,087,093	1,095,762	1,093,171	1,093,436	1,093,426	1,098,799	1,090,635	1,085,301	1,084,193	1,077,981	1,072,015	1,071,658	1,064,864	1,060,069	1,059,982	1,076,021	1,080,988	1,080,449	1,079,914	1,069,681	1,054,909	1,051,154	1,046,664	1,036,008	1,030,762	1,018,793	1,020,681	1,025,115	1,023,633	1,020,609	1,022,995	1,015,984	1,026,674	1,029,906	1,035,042	1,031,497	1,037,857	1,016,841	1,014,202	1,007,358	1,000,000
C000211124
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 6,201,256	5,402,955	5,321,384	5,221,646	5,180,770	5,102,706	5,197,318	5,150,327	5,195,295	5,199,611	5,026,711	4,831,371	4,895,810	4,986,780	5,010,747	4,993,210	5,651,989	5,704,370	5,655,637	5,562,946	5,684,441	5,507,117	5,567,409	5,406,949	5,431,809	5,633,592	5,786,592	5,624,816	5,762,912	5,765,190	5,951,053	6,085,548	6,191,649	6,309,999	6,321,703	6,317,319	6,344,616	6,392,014	6,410,789	6,339,891	6,308,499	6,295,755	6,279,950	6,322,548	6,402,715	6,413,525	6,387,539	6,308,385	6,314,744	6,305,458	6,321,949	6,189,578	6,106,724	6,072,196	5,848,262	6,184,795	6,120,481	5,977,328	5,997,218	5,999,769	5,980,684	6,018,698	5,879,285	5,840,618	5,760,981	5,685,401	5,673,093	5,579,416	5,564,897	5,515,869	5,444,353	5,414,885	5,440,815	5,464,567	5,427,608	5,424,099	5,422,120	5,396,970	5,424,053	5,407,295	5,435,467	5,478,811	5,465,853	5,467,182	5,467,132	5,493,996	5,453,177	5,426,503	5,420,964	5,389,904	5,360,074	5,358,288	5,324,320	5,300,344	5,299,908	5,380,106	5,404,939	5,402,245	5,399,571	5,348,404	5,274,545	5,255,772	5,233,318	5,180,041	5,153,810	5,093,963	5,103,406	5,125,577	5,118,167	5,103,046	5,114,973	5,079,922	5,133,372	5,149,530	5,175,212	5,157,483	5,189,286	5,084,204	5,071,010	5,036,790	5,000,000
C000023745
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 23,386	23,149	22,806	21,343	21,645	20,979	22,449	21,528	20,471	20,952	19,177	17,689	18,793	20,192	20,926	20,398	19,122	19,904	20,007	20,570	20,570	18,800	19,739	19,036	17,142	18,670	19,806	18,177	19,286	19,773	21,172	21,389	20,726	22,410	21,005	21,886	20,860	21,515	21,213	21,181	21,244	21,162	20,546	19,916	18,764	18,726	17,298	15,504	15,069	15,787	15,170	14,509	14,421	13,710	12,432	14,887	16,152	16,335	16,183	15,717	15,760	15,692	16,158	15,866	14,828	15,549	14,865	15,052	14,268	12,963	14,463	14,110	15,664	15,723	15,123	14,876	14,752	13,951	13,993	13,875	14,387	13,916	13,887	13,378	13,214	12,669	12,833	12,818	12,530	12,638	12,612	12,509	12,191	12,294	11,852	10,645	11,036	10,965	11,016	10,600	10,549	10,392	10,371	9,672	9,646	10,245	10,776	10,767	10,250	10,483	10,967	11,004	10,781	10,832	10,836	10,715	10,013	10,357	10,213	10,085	9,475
C000023746
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 23,246	22,687	22,357	20,943	21,257	20,612	22,067	21,183	20,149	20,629	18,901	17,437	18,537	19,934	20,678	20,166	18,917	19,703	19,818	20,389	20,397	18,653	19,602	18,911	17,042	18,570	19,716	18,099	19,220	19,716	21,130	21,358	20,707	22,406	21,019	21,912	20,891	21,566	21,274	21,259	21,334	21,266	20,658	20,036	18,887	18,865	17,432	15,638	15,210	15,938	15,331	14,670	14,588	13,882	12,592	15,083	16,381	16,576	16,427	15,968	16,027	15,961	16,450	16,161	15,116	15,857	15,168	15,368	14,575	13,256	14,799	14,442	16,046	16,117	15,514	15,269	15,150	14,337	14,386	14,274	14,813	14,337	14,316	13,795	13,638	13,083	13,264	13,258	12,968	13,083	13,065	12,968	12,648	12,763	12,311	11,062	11,478	11,413	11,466	11,044	10,996	10,842	10,824	10,104	10,086	10,717	11,279	11,273	10,738	10,992	11,505	11,554	11,322	11,387	11,397	11,279	10,544	10,917	10,772	10,639	10,000
C000023747
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,550,301	2,524,348	2,486,100	2,326,962	2,359,063	2,285,983	2,445,120	2,344,720	2,229,294	2,280,519	2,087,354	1,924,642	2,044,464	2,196,284	2,275,938	2,218,069	2,079,185	2,163,605	2,173,817	2,235,090	2,234,409	2,041,060	2,143,370	2,066,223	1,860,271	2,025,301	2,148,737	1,970,962	2,091,715	2,143,370	2,294,983	2,317,792	2,245,340	2,427,141	2,275,405	2,370,056	2,257,853	2,328,685	2,295,463	2,291,702	2,297,971	2,288,568	2,221,497	2,153,172	2,027,805	2,023,418	1,868,542	1,674,489	1,627,541	1,703,910	1,637,557	1,565,569	1,556,180	1,479,184	1,340,843	1,605,006	1,740,843	1,760,248	1,743,811	1,693,176	1,697,499	1,690,089	1,739,488	1,707,379	1,596,229	1,672,799	1,599,317	1,619,077	1,534,480	1,393,690	1,553,854	1,515,798	1,682,073	1,687,928	1,623,526	1,596,594	1,582,542	1,495,892	1,499,990	1,487,110	1,541,559	1,491,208	1,487,110	1,432,422	1,414,427	1,355,814	1,372,781	1,370,724	1,339,361	1,350,158	1,347,073	1,335,248	1,301,314	1,311,597	1,263,619	1,134,771	1,175,861	1,167,744	1,172,817	1,128,177	1,122,597	1,105,349	1,102,306	1,027,737	1,025,200	1,088,102	1,144,056	1,142,658	1,087,225	1,111,448	1,162,223	1,165,949	1,141,726	1,146,851	1,146,851	1,133,808	1,058,810	1,095,144	1,079,122	1,065,037	1,000,000
C000211123
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,806,712	12,673,059	12,477,719	11,679,228	11,840,297	11,473,607	12,272,099	11,768,330	11,185,739	11,442,764	10,472,740	9,656,904	10,254,274	11,015,493	11,414,877	11,121,313	10,424,951	10,848,230	10,902,846	11,206,651	11,203,238	10,233,792	10,743,453	10,357,119	9,322,415	10,152,194	10,766,969	9,876,720	10,481,418	10,740,094	11,495,965	11,610,186	11,247,367	12,157,773	11,395,496	11,869,132	11,307,669	11,662,112	11,492,732	11,473,912	11,505,279	11,455,092	11,119,469	10,777,573	10,150,241	10,128,284	9,350,745	8,379,971	8,145,106	8,527,153	8,192,079	7,835,085	7,784,981	7,399,802	6,707,735	8,029,240	8,708,782	8,805,859	8,722,142	8,468,968	8,490,581	8,450,444	8,700,530	8,539,981	7,981,146	8,363,994	7,996,583	8,095,383	7,672,398	6,968,451	7,769,270	7,578,990	8,410,367	8,439,640	8,117,628	7,982,969	7,912,712	7,479,459	7,499,951	7,435,549	7,707,795	7,456,040	7,435,549	7,162,112	7,072,136	6,779,070	6,863,905	6,853,622	6,696,806	6,750,792	6,735,367	6,676,240	6,506,570	6,557,985	6,318,095	5,673,857	5,879,303	5,838,721	5,864,085	5,640,884	5,612,984	5,526,747	5,511,529	5,138,683	5,126,001	5,440,511	5,720,278	5,713,291	5,436,127	5,557,241	5,811,113	5,829,746	5,708,632	5,734,253	5,734,253	5,669,038	5,294,052	5,475,722	5,395,609	5,325,186	5,000,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 24,526	23,969	23,375	23,004	22,503	21,625	22,363	21,682	20,790	20,669	19,721	18,055	18,615	19,418	19,976	19,270	18,213	18,410	18,149	17,606	18,126	16,913	17,606	16,339	15,409	17,040	17,692	16,537	18,059	18,038	19,607	19,192	19,701	20,718	19,921	20,413	19,421	20,258	19,764	19,628	19,373	19,076	18,277	17,802	17,399	17,478	16,703	14,870	15,240	15,748	14,840	14,094	13,658	13,089	11,822	13,667	14,868	15,034	14,523	14,177	13,799	13,515	13,843	13,803	12,954	13,771	13,322	13,156	12,813	11,876	12,776	12,591	13,611	13,552	13,447	13,053	13,124	13,108	12,984	13,268	13,850	13,110	12,902	12,657	12,399	12,164	12,118	11,789	11,735	11,482	11,305	11,169	10,864	10,575	10,351	10,273	10,451	10,387	10,352	9,924	9,985	9,972	9,827	9,149	9,213	9,804	9,984	10,067	9,334	9,685	10,398	10,309	10,557	10,571	10,273	10,435	9,884	10,041	10,239	10,070	10,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 24,526	23,969	23,375	23,004	22,503	21,625	22,363	21,682	20,790	20,669	19,721	18,055	18,615	19,418	19,976	19,270	18,213	18,410	18,149	17,606	18,126	16,913	17,606	16,339	15,409	17,040	17,692	16,537	18,059	18,038	19,607	19,192	19,701	20,718	19,921	20,413	19,421	20,258	19,764	19,628	19,373	19,076	18,277	17,802	17,399	17,478	16,703	14,870	15,240	15,748	14,840	14,094	13,658	13,089	11,822	13,667	14,868	15,034	14,523	14,177	13,799	13,515	13,843	13,803	12,954	13,771	13,322	13,156	12,813	11,876	12,776	12,591	13,611	13,552	13,447	13,053	13,124	13,108	12,984	13,268	13,850	13,110	12,902	12,657	12,399	12,164	12,118	11,789	11,735	11,482	11,305	11,169	10,864	10,575	10,351	10,273	10,451	10,387	10,352	9,924	9,985	9,972	9,827	9,149	9,213	9,804	9,984	10,067	9,334	9,685	10,398	10,309	10,557	10,571	10,273	10,435	9,884	10,041	10,239	10,070	10,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 2,452,576	2,396,894	2,337,529	2,300,429	2,250,309	2,162,483	2,236,264	2,168,190	2,078,974	2,066,858	1,972,129	1,805,489	1,861,458	1,941,751	1,997,570	1,927,026	1,821,281	1,840,999	1,814,914	1,760,629	1,812,578	1,691,347	1,760,630	1,633,899	1,540,910	1,704,036	1,769,167	1,653,686	1,805,919	1,803,808	1,960,750	1,919,182	1,970,063	2,071,815	1,992,129	2,041,284	1,942,150	2,025,837	1,976,370	1,962,847	1,937,315	1,907,628	1,827,716	1,780,169	1,739,867	1,747,816	1,670,267	1,486,978	1,524,025	1,574,801	1,483,974	1,409,434	1,365,793	1,308,869	1,182,223	1,366,737	1,486,828	1,503,435	1,452,292	1,417,685	1,379,918	1,351,481	1,384,320	1,380,276	1,295,450	1,377,141	1,332,159	1,315,614	1,281,342	1,187,572	1,277,556	1,259,140	1,361,143	1,355,245	1,344,680	1,305,316	1,312,423	1,310,787	1,298,388	1,326,790	1,384,956	1,310,994	1,290,194	1,265,692	1,239,945	1,216,443	1,211,800	1,178,855	1,173,519	1,148,164	1,130,545	1,116,881	1,086,406	1,057,491	1,035,131	1,027,323	1,045,061	1,038,695	1,035,214	992,443	998,492	997,232	982,726	914,921	921,262	980,390	998,395	1,006,706	933,447	968,536	1,039,816	1,030,863	1,055,718	1,057,098	1,027,288	1,043,460	988,432	1,004,127	1,023,889	1,007,043	1,000,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 24,526	23,969	23,375	23,004	22,503	21,625	22,363	21,682	20,790	20,669	19,721	18,055	18,615	19,418	19,976	19,270	18,213	18,410	18,149	17,606	18,126	16,913	17,606	16,339	15,409	17,040	17,692	16,537	18,059	18,038	19,607	19,192	19,701	20,718	19,921	20,413	19,421	20,258	19,764	19,628	19,373	19,076	18,277	17,802	17,399	17,478	16,703	14,870	15,240	15,748	14,840	14,094	13,658	13,089	11,822	13,667	14,868	15,034	14,523	14,177	13,799	13,515	13,843	13,803	12,954	13,771	13,322	13,156	12,813	11,876	12,776	12,591	13,611	13,552	13,447	13,053	13,124	13,108	12,984	13,268	13,850	13,110	12,902	12,657	12,399	12,164	12,118	11,789	11,735	11,482	11,305	11,169	10,864	10,575	10,351	10,273	10,451	10,387	10,352	9,924	9,985	9,972	9,827	9,149	9,213	9,804	9,984	10,067	9,334	9,685	10,398	10,309	10,557	10,571	10,273	10,435	9,884	10,041	10,239	10,070	10,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 24,526	23,969	23,375	23,004	22,503	21,625	22,363	21,682	20,790	20,669	19,721	18,055	18,615	19,418	19,976	19,270	18,213	18,410	18,149	17,606	18,126	16,913	17,606	16,339	15,409	17,040	17,692	16,537	18,059	18,038	19,607	19,192	19,701	20,718	19,921	20,413	19,421	20,258	19,764	19,628	19,373	19,076	18,277	17,802	17,399	17,478	16,703	14,870	15,240	15,748	14,840	14,094	13,658	13,089	11,822	13,667	14,868	15,034	14,523	14,177	13,799	13,515	13,843	13,803	12,954	13,771	13,322	13,156	12,813	11,876	12,776	12,591	13,611	13,552	13,447	13,053	13,124	13,108	12,984	13,268	13,850	13,110	12,902	12,657	12,399	12,164	12,118	11,789	11,735	11,482	11,305	11,169	10,864	10,575	10,351	10,273	10,451	10,387	10,352	9,924	9,985	9,972	9,827	9,149	9,213	9,804	9,984	10,067	9,334	9,685	10,398	10,309	10,557	10,571	10,273	10,435	9,884	10,041	10,239	10,070	10,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 2,452,576	2,396,894	2,337,529	2,300,429	2,250,309	2,162,483	2,236,264	2,168,190	2,078,974	2,066,858	1,972,129	1,805,489	1,861,458	1,941,751	1,997,570	1,927,026	1,821,281	1,840,999	1,814,914	1,760,629	1,812,578	1,691,347	1,760,630	1,633,899	1,540,910	1,704,036	1,769,167	1,653,686	1,805,919	1,803,808	1,960,750	1,919,182	1,970,063	2,071,815	1,992,129	2,041,284	1,942,150	2,025,837	1,976,370	1,962,847	1,937,315	1,907,628	1,827,716	1,780,169	1,739,867	1,747,816	1,670,267	1,486,978	1,524,025	1,574,801	1,483,974	1,409,434	1,365,793	1,308,869	1,182,223	1,366,737	1,486,828	1,503,435	1,452,292	1,417,685	1,379,918	1,351,481	1,384,320	1,380,276	1,295,450	1,377,141	1,332,159	1,315,614	1,281,342	1,187,572	1,277,556	1,259,140	1,361,143	1,355,245	1,344,680	1,305,316	1,312,423	1,310,787	1,298,388	1,326,790	1,384,956	1,310,994	1,290,194	1,265,692	1,239,945	1,216,443	1,211,800	1,178,855	1,173,519	1,148,164	1,130,545	1,116,881	1,086,406	1,057,491	1,035,131	1,027,323	1,045,061	1,038,695	1,035,214	992,443	998,492	997,232	982,726	914,921	921,262	980,390	998,395	1,006,706	933,447	968,536	1,039,816	1,030,863	1,055,718	1,057,098	1,027,288	1,043,460	988,432	1,004,127	1,023,889	1,007,043	1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,373	12,205	12,028	11,761	11,655	11,465	11,739	11,625	11,766	11,794	11,363	10,874	11,040	11,309	11,378	11,366	11,384	11,503	11,434	11,171	11,453	11,108	11,146	10,745	10,865	11,354	11,657	11,371	11,603	11,539	11,986	12,317	12,487	12,767	12,776	12,760	12,771	12,881	12,889	12,761	12,669	12,621	12,515	12,663	12,828	12,909	12,865	12,699	12,745	12,768	12,842	12,620	12,516	12,400	12,156	12,399	12,216	12,000	11,982	11,985	11,946	11,998	11,733	11,698	11,535	11,361	11,345	11,144	11,132	10,980	10,811	10,763	10,853	10,900	10,847	10,824	10,840	10,781	10,853	10,799	10,902	11,008	10,960	10,976	10,963	11,002	10,908	10,854	10,863	10,780	10,691	10,695	10,613	10,576	10,544	10,787	10,859	10,856	10,844	10,756	10,570	10,562	10,490	10,363	10,290	10,178	10,229	10,266	10,233	10,194	10,224	10,164	10,279	10,297	10,309	10,267	10,327	10,134	10,152	10,098	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,237,255	1,220,515	1,202,809	1,176,114	1,165,459	1,146,456	1,173,887	1,162,474	1,176,580	1,179,403	1,136,287	1,087,351	1,103,953	1,130,920	1,137,771	1,136,641	1,138,410	1,150,337	1,143,352	1,117,145	1,145,286	1,110,828	1,114,614	1,074,548	1,086,469	1,135,386	1,165,689	1,137,100	1,160,286	1,153,936	1,198,643	1,231,687	1,248,712	1,276,703	1,277,564	1,276,023	1,277,067	1,288,066	1,288,927	1,276,113	1,266,877	1,262,063	1,251,539	1,266,275	1,282,828	1,290,942	1,286,499	1,269,928	1,274,483	1,276,784	1,284,189	1,262,020	1,251,577	1,239,996	1,215,645	1,239,864	1,221,573	1,200,035	1,198,249	1,198,489	1,194,629	1,199,827	1,173,279	1,169,797	1,153,482	1,136,079	1,134,491	1,114,368	1,113,155	1,098,015	1,081,101	1,076,261	1,085,340	1,090,010	1,084,667	1,082,401	1,083,973	1,078,094	1,085,336	1,079,889	1,090,227	1,100,820	1,095,989	1,097,650	1,096,333	1,100,205	1,090,794	1,085,388	1,086,309	1,077,992	1,069,121	1,069,479	1,061,291	1,057,560	1,054,427	1,078,673	1,085,877	1,085,619	1,084,449	1,075,586	1,056,978	1,056,153	1,049,006	1,036,306	1,028,996	1,017,761	1,022,871	1,026,615	1,023,344	1,019,354	1,022,366	1,016,447	1,027,919	1,029,721	1,030,917	1,026,679	1,032,698	1,013,408	1,015,242	1,009,792	1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 6,186,276	6,102,576	6,014,044	5,880,568	5,827,297	5,732,278	5,869,437	5,812,368	5,882,902	5,897,014	5,681,437	5,436,756	5,519,764	5,654,598	5,688,856	5,683,206	5,692,052	5,751,684	5,716,761	5,585,724	5,726,432	5,554,141	5,573,070	5,372,739	5,432,344	5,676,928	5,828,446	5,685,501	5,801,428	5,769,682	5,993,214	6,158,437	6,243,562	6,383,515	6,387,822	6,380,115	6,385,334	6,440,332	6,444,633	6,380,565	6,334,386	6,310,316	6,257,696	6,331,377	6,414,139	6,454,709	6,432,497	6,349,638	6,372,414	6,383,919	6,420,945	6,310,102	6,257,887	6,199,980	6,078,224	6,199,319	6,107,865	6,000,174	5,991,246	5,992,444	5,973,146	5,999,137	5,866,395	5,848,985	5,767,409	5,680,394	5,672,454	5,571,839	5,565,773	5,490,077	5,405,504	5,381,303	5,426,699	5,450,052	5,423,333	5,412,007	5,419,867	5,390,471	5,426,680	5,399,447	5,451,135	5,504,100	5,479,943	5,488,248	5,481,666	5,501,026	5,453,971	5,426,940	5,431,545	5,389,960	5,345,606	5,347,397	5,306,454	5,287,798	5,272,137	5,393,365	5,429,384	5,428,094	5,422,245	5,377,929	5,284,889	5,280,765	5,245,029	5,181,528	5,144,980	5,088,805	5,114,355	5,133,074	5,116,718	5,096,768	5,111,830	5,082,236	5,139,597	5,148,604	5,154,585	5,133,397	5,163,490	5,067,038	5,076,209	5,048,962	5,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,560	23,927	23,834	23,583	22,968	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,579	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,560	23,927	23,834	23,583	22,968	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,579	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,343,175	3,275,420	3,205,637	3,147,135	3,052,634	2,914,913	3,049,077	2,953,796	2,802,116	2,771,401	2,631,805	2,407,326	2,472,879	2,596,564	2,647,674	2,556,048	2,392,664	2,383,391	2,358,265	2,296,849	2,351,818	2,200,278	2,337,125	2,221,188	2,052,842	2,262,656	2,350,370	2,148,777	2,344,952	2,348,100	2,579,600	2,498,556	2,563,119	2,723,350	2,620,172	2,660,670	2,492,141	2,609,210	2,536,865	2,494,678	2,434,642	2,423,579	2,304,770	2,225,019	2,157,579	2,167,218	2,073,917	1,848,982	1,889,770	1,961,178	1,828,699	1,730,439	1,691,762	1,605,882	1,418,072	1,644,176	1,790,794	1,792,752	1,742,441	1,678,633	1,643,259	1,614,916	1,648,522	1,624,375	1,517,772	1,622,785	1,560,473	1,538,015	1,485,762	1,368,314	1,508,731	1,479,106	1,596,674	1,594,035	1,539,955	1,490,492	1,480,808	1,440,152	1,434,699	1,464,089	1,520,120	1,444,006	1,429,716	1,387,582	1,357,949	1,325,620	1,323,070	1,298,586	1,286,971	1,273,934	1,260,572	1,259,715	1,214,544	1,192,107	1,169,290	1,119,203	1,143,953	1,142,158	1,139,252	1,095,764	1,093,516	1,074,296	1,067,679	997,453	997,774	1,057,440	1,079,600	1,073,648	995,053	1,024,919	1,090,768	1,072,825	1,091,079	1,076,194	1,071,348	1,082,351	1,023,112	1,052,402	1,052,414	1,027,513	1,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 16,715,874	16,377,100	16,028,187	15,735,677	15,263,169	14,574,564	15,245,387	14,768,978	14,010,578	13,857,005	13,159,025	12,036,630	12,364,394	12,982,821	13,238,371	12,780,241	11,963,320	11,916,954	11,791,325	11,484,246	11,759,088	11,001,392	11,685,626	11,105,938	10,264,211	11,313,282	11,751,852	10,743,883	11,724,761	11,740,502	12,897,998	12,492,779	12,815,595	13,616,752	13,100,858	13,303,352	12,460,703	13,046,052	12,684,323	12,473,390	12,173,212	12,117,894	11,523,849	11,125,094	10,787,894	10,836,092	10,369,585	9,244,912	9,448,848	9,805,891	9,143,496	8,652,195	8,458,811	8,029,411	7,090,362	8,220,879	8,953,970	8,963,761	8,712,206	8,393,167	8,216,296	8,074,580	8,242,608	8,121,876	7,588,860	8,113,927	7,802,364	7,690,075	7,428,810	6,841,571	7,543,654	7,395,532	7,983,369	7,970,176	7,699,777	7,452,460	7,404,039	7,200,759	7,173,495	7,320,446	7,600,601	7,220,030	7,148,580	6,937,910	6,789,743	6,628,098	6,615,352	6,492,928	6,434,857	6,369,670	6,302,861	6,298,576	6,072,722	5,960,533	5,846,451	5,596,017	5,719,767	5,710,790	5,696,260	5,478,822	5,467,580	5,371,482	5,338,397	4,987,263	4,988,870	5,287,202	5,397,998	5,368,239	4,975,266	5,124,596	5,453,842	5,364,125	5,455,396	5,380,970	5,356,740	5,411,756	5,115,560	5,262,010	5,262,069	5,137,566	5,000,000
EATON VANCE Index: Calvert Global Energy Research Spliced Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert Global Energy Research Spliced Benchmark
Account Value	$ 21,138	20,075	19,912	19,302	20,516	18,973	19,565	18,755	18,543	20,141	18,599	16,734	18,467	19,941	21,686	20,921	19,926	20,170	20,586	19,973	20,683	18,935	19,795	17,754	17,045	19,538	20,112	18,106	19,998	19,434	21,369	20,935	20,522	22,713	22,658	23,505	21,750	22,772	22,402	22,197	21,777	21,529	21,331	21,199	21,640	20,988	18,915	15,899	15,769	15,617	13,967	12,581	11,829	11,145	9,852	12,188	12,793	12,903	12,196	11,871	11,473	11,101	11,345	11,434	10,582	11,365	10,881	11,001	10,591	9,503	10,199	9,848	10,978	11,172	11,247	10,979	11,507	11,410	11,429	11,616	12,268	11,810	11,550	11,601	11,152	10,738	10,681	10,397	10,222	9,934	9,666	9,551	9,346	9,018	8,766	8,881	9,183	9,096	8,987	8,621	8,813	8,969	8,991	8,372	8,196	9,118	8,878	8,805	8,268	8,635	9,466	9,915	10,276	10,086	9,494	9,508	8,667	9,008	9,477	9,637	10,000
EATON VANCE Index: Calvert Global Energy Research Spliced Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert Global Energy Research Spliced Benchmark
Account Value	$ 21,138	20,075	19,912	19,302	20,516	18,973	19,565	18,755	18,543	20,141	18,599	16,734	18,467	19,941	21,686	20,921	19,926	20,170	20,586	19,973	20,683	18,935	19,795	17,754	17,045	19,538	20,112	18,106	19,998	19,434	21,369	20,935	20,522	22,713	22,658	23,505	21,750	22,772	22,402	22,197	21,777	21,529	21,331	21,199	21,640	20,988	18,915	15,899	15,769	15,617	13,967	12,581	11,829	11,145	9,852	12,188	12,793	12,903	12,196	11,871	11,473	11,101	11,345	11,434	10,582	11,365	10,881	11,001	10,591	9,503	10,199	9,848	10,978	11,172	11,247	10,979	11,507	11,410	11,429	11,616	12,268	11,810	11,550	11,601	11,152	10,738	10,681	10,397	10,222	9,934	9,666	9,551	9,346	9,018	8,766	8,881	9,183	9,096	8,987	8,621	8,813	8,969	8,991	8,372	8,196	9,118	8,878	8,805	8,268	8,635	9,466	9,915	10,276	10,086	9,494	9,508	8,667	9,008	9,477	9,637	10,000
EATON VANCE Index: Calvert Global Energy Research Spliced Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert Global Energy Research Spliced Benchmark
Account Value	$ 2,113,793	2,007,461	1,991,225	1,930,163	2,051,583	1,897,274	1,956,527	1,875,529	1,854,294	2,014,074	1,859,884	1,673,357	1,846,709	1,994,075	2,168,602	2,092,129	1,992,631	2,017,036	2,058,622	1,997,299	2,068,276	1,893,486	1,979,475	1,775,394	1,704,537	1,953,752	2,011,166	1,810,554	1,999,796	1,943,413	2,136,908	2,093,537	2,052,202	2,271,306	2,265,757	2,350,475	2,174,976	2,277,195	2,240,216	2,219,721	2,177,739	2,152,915	2,133,079	2,119,936	2,164,011	2,098,781	1,891,495	1,589,881	1,576,948	1,561,716	1,396,734	1,258,059	1,182,891	1,114,514	985,199	1,218,836	1,279,330	1,290,299	1,219,611	1,187,127	1,147,273	1,110,133	1,134,546	1,143,400	1,058,225	1,136,464	1,088,053	1,100,141	1,059,146	950,298	1,019,902	984,751	1,097,826	1,117,173	1,124,742	1,097,932	1,150,713	1,140,988	1,142,926	1,161,571	1,226,775	1,180,953	1,155,030	1,160,098	1,115,229	1,073,789	1,068,142	1,039,709	1,022,192	993,399	966,576	955,104	934,616	901,827	876,552	888,139	918,291	909,640	898,748	862,061	881,332	896,913	899,098	837,165	819,633	911,775	887,809	880,536	826,809	863,550	946,648	991,520	1,027,584	1,008,612	949,397	950,753	866,738	900,751	947,692	963,746	1,000,000
EATON VANCE Index: Calvert Global Water Research Spliced Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert Global Water Research Spliced Benchmark
Account Value	$ 26,534	25,425	24,877	23,387	23,981	23,051	23,859	23,112	22,167	22,954	21,364	19,188	19,935	21,444	22,247	21,606	20,390	20,760	20,730	20,465	20,830	19,190	19,838	18,377	17,039	18,888	19,843	18,159	19,688	19,745	21,331	21,250	21,747	23,679	22,430	22,716	21,794	23,061	22,303	21,562	21,614	21,294	20,380	19,525	18,934	19,065	18,090	16,131	16,122	16,234	15,454	14,723	14,502	13,795	12,706	15,016	16,310	16,444	15,841	15,817	15,106	14,717	14,990	14,952	13,773	14,708	14,193	14,214	13,746	12,615	13,328	13,041	14,225	14,331	14,386	13,957	14,099	14,059	14,002	13,967	14,757	14,457	14,388	14,028	13,816	13,286	13,463	13,118	13,052	13,022	12,750	12,577	12,320	11,997	11,897	11,657	12,069	11,865	11,826	11,516	11,327	11,246	10,777	9,970	9,889	10,086	10,357	10,218	9,556	9,576	10,083	10,288	10,567	10,624	10,128	10,282	9,986	10,201	10,266	10,304	10,000
EATON VANCE Index: Calvert Global Water Research Spliced Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert Global Water Research Spliced Benchmark
Account Value	$ 26,534	25,425	24,877	23,387	23,981	23,051	23,859	23,112	22,167	22,954	21,364	19,188	19,935	21,444	22,247	21,606	20,390	20,760	20,730	20,465	20,830	19,190	19,838	18,377	17,039	18,888	19,843	18,159	19,688	19,745	21,331	21,250	21,747	23,679	22,430	22,716	21,794	23,061	22,303	21,562	21,614	21,294	20,380	19,525	18,934	19,065	18,090	16,131	16,122	16,234	15,454	14,723	14,502	13,795	12,706	15,016	16,310	16,444	15,841	15,817	15,106	14,717	14,990	14,952	13,773	14,708	14,193	14,214	13,746	12,615	13,328	13,041	14,225	14,331	14,386	13,957	14,099	14,059	14,002	13,967	14,757	14,457	14,388	14,028	13,816	13,286	13,463	13,118	13,052	13,022	12,750	12,577	12,320	11,997	11,897	11,657	12,069	11,865	11,826	11,516	11,327	11,246	10,777	9,970	9,889	10,086	10,357	10,218	9,556	9,576	10,083	10,288	10,567	10,624	10,128	10,282	9,986	10,201	10,266	10,304	10,000
EATON VANCE Index: Calvert Global Water Research Spliced Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert Global Water Research Spliced Benchmark
Account Value	$ 2,653,403	2,542,507	2,487,671	2,338,708	2,398,064	2,305,134	2,385,856	2,311,225	2,216,665	2,295,428	2,136,384	1,918,786	1,993,511	2,144,446	2,224,730	2,160,638	2,039,035	2,076,017	2,072,973	2,046,460	2,083,000	1,918,994	1,983,758	1,837,683	1,703,891	1,888,825	1,984,341	1,815,917	1,968,790	1,974,530	2,133,104	2,124,974	2,174,688	2,367,866	2,242,992	2,271,570	2,179,377	2,306,085	2,230,334	2,156,202	2,161,395	2,129,437	2,038,007	1,952,461	1,893,420	1,906,463	1,808,978	1,613,106	1,612,163	1,623,397	1,545,363	1,472,315	1,450,212	1,379,458	1,270,589	1,501,592	1,630,993	1,644,417	1,584,082	1,581,675	1,510,649	1,471,706	1,499,002	1,495,178	1,377,334	1,470,801	1,419,350	1,421,407	1,374,573	1,261,507	1,332,843	1,304,092	1,422,480	1,433,121	1,438,643	1,395,701	1,409,896	1,405,893	1,400,239	1,396,722	1,475,660	1,445,708	1,438,817	1,402,836	1,381,634	1,328,551	1,346,340	1,311,811	1,305,155	1,302,242	1,275,015	1,257,673	1,232,015	1,199,699	1,189,690	1,165,671	1,206,917	1,186,508	1,182,615	1,151,565	1,132,651	1,124,634	1,077,705	996,987	988,901	1,008,648	1,035,708	1,021,817	955,649	957,643	1,008,289	1,028,824	1,056,713	1,062,434	1,012,836	1,028,243	998,568	1,020,073	1,026,601	1,030,386	1,000,000
EATON VANCE Index: ICE BofA FI ESG Indices - ICE USD Green Bond Index TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA USD Green Bond Index
Account Value	$ 12,403	12,239	12,054	11,828	11,736	11,559	11,773	11,667	11,769	11,778	11,387	10,944	11,090	11,296	11,350	11,311	11,326	11,449	11,330	11,105	11,359	11,051	11,039	10,653	10,783	11,267	11,498	11,262	11,469	11,444	11,883	12,173	12,370	12,667	12,691	12,694	12,702	12,839	12,853	12,719	12,596	12,547	12,424	12,546	12,769	12,870	12,796	12,584	12,600	12,637	12,709	12,468	12,276	12,157	11,811	12,306	12,123	11,863	11,850	11,860	11,801	11,871	11,598	11,551	11,372	11,201	11,162	10,945	10,923	10,799	10,535	10,527	10,637	10,674	10,631	10,606	10,591	10,560	10,636	10,618	10,706	10,811	10,809	10,807	10,821	10,872	10,784	10,727	10,738	10,655	10,577	10,558	10,471	10,435	10,433	10,697	10,770	10,757	10,771	10,724	10,572	10,563	10,533	10,463	10,421	10,281	10,314	10,320	10,338	10,264	10,261	10,205	10,285	10,294	10,317	10,266	10,348	10,186	10,133	10,058	10,000
EATON VANCE Index: ICE BofA FI ESG Indices - ICE USD Green Bond Index TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA USD Green Bond Index
Account Value	$ 1,240,251	1,223,892	1,205,414	1,182,821	1,173,562	1,155,879	1,177,311	1,166,666	1,176,852	1,177,830	1,138,664	1,094,415	1,109,012	1,129,619	1,135,048	1,131,076	1,132,614	1,144,878	1,132,991	1,110,489	1,135,853	1,105,050	1,103,868	1,065,283	1,078,321	1,126,706	1,149,808	1,126,247	1,146,874	1,144,369	1,188,312	1,217,271	1,237,022	1,266,654	1,269,119	1,269,363	1,270,229	1,283,909	1,285,264	1,271,879	1,259,554	1,254,736	1,242,360	1,254,573	1,276,932	1,286,996	1,279,611	1,258,434	1,260,023	1,263,690	1,270,871	1,246,750	1,227,610	1,215,682	1,181,080	1,230,554	1,212,310	1,186,325	1,184,981	1,186,030	1,180,112	1,187,089	1,159,770	1,155,105	1,137,248	1,120,095	1,116,193	1,094,487	1,092,297	1,079,870	1,053,477	1,052,652	1,063,684	1,067,361	1,063,123	1,060,577	1,059,079	1,056,024	1,063,612	1,061,809	1,070,641	1,081,061	1,080,868	1,080,674	1,082,100	1,087,183	1,078,443	1,072,678	1,073,819	1,065,538	1,057,684	1,055,800	1,047,090	1,043,525	1,043,301	1,069,673	1,076,987	1,075,673	1,077,089	1,072,383	1,057,195	1,056,319	1,053,345	1,046,255	1,042,099	1,028,052	1,031,393	1,032,025	1,033,797	1,026,433	1,026,117	1,020,464	1,028,511	1,029,366	1,031,668	1,026,636	1,034,826	1,018,620	1,013,327	1,005,794	1,000,000
EATON VANCE Index: ICE BofA FI ESG Indices - ICE USD Green Bond Index TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA USD Green Bond Index
Account Value	$ 6,201,255	6,119,460	6,027,070	5,914,105	5,867,810	5,779,395	5,886,555	5,833,330	5,884,260	5,889,150	5,693,320	5,472,075	5,545,060	5,648,095	5,675,240	5,655,380	5,663,070	5,724,390	5,664,955	5,552,445	5,679,265	5,525,250	5,519,340	5,326,415	5,391,605	5,633,530	5,749,040	5,631,235	5,734,370	5,721,845	5,941,560	6,086,355	6,185,110	6,333,270	6,345,595	6,346,815	6,351,145	6,419,545	6,426,320	6,359,395	6,297,770	6,273,680	6,211,800	6,272,865	6,384,660	6,434,980	6,398,055	6,292,170	6,300,115	6,318,450	6,354,355	6,233,750	6,138,050	6,078,410	5,905,400	6,152,770	6,061,550	5,931,625	5,924,905	5,930,150	5,900,560	5,935,445	5,798,850	5,775,525	5,686,240	5,600,475	5,580,965	5,472,435	5,461,485	5,399,350	5,267,385	5,263,260	5,318,420	5,336,805	5,315,615	5,302,885	5,295,395	5,280,120	5,318,060	5,309,045	5,353,205	5,405,305	5,404,340	5,403,370	5,410,500	5,435,915	5,392,215	5,363,390	5,369,095	5,327,690	5,288,420	5,279,000	5,235,450	5,217,625	5,216,505	5,348,365	5,384,935	5,378,365	5,385,445	5,361,915	5,285,975	5,281,595	5,266,725	5,231,275	5,210,495	5,140,260	5,156,965	5,160,125	5,168,985	5,132,165	5,130,585	5,102,320	5,142,555	5,146,830	5,158,340	5,133,180	5,174,130	5,093,100	5,066,635	5,028,970	5,000,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 23,210	23,049	23,399	21,241	21,439	20,415	21,960	21,201	20,067	20,879	18,606	17,061	18,310	19,455	20,480	19,300	17,849	18,015	18,345	19,265	19,596	17,856	19,095	18,659	16,809	18,591	18,979	17,185	18,725	18,697	20,753	20,498	20,282	22,442	21,952	22,907	21,972	22,639	22,144	22,974	22,537	22,491	22,028	21,809	20,529	19,546	17,990	15,190	14,878	15,392	14,571	14,179	13,695	12,858	11,305	14,443	15,771	16,294	15,837	15,211	14,820	14,518	15,272	15,185	14,183	15,379	14,873	15,191	14,441	12,980	14,730	14,500	16,266	16,667	15,978	15,705	15,593	14,701	14,575	14,389	14,968	14,587	14,646	14,236	14,115	13,286	13,457	13,358	12,912	13,180	13,037	13,020	12,774	12,723	12,377	11,135	11,691	11,562	11,361	10,721	10,728	10,491	10,329	9,566	9,566	10,488	11,043	10,695	10,125	10,647	11,361	11,494	11,409	11,154	11,446	11,250	10,620	10,973	10,669	10,659	10,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 23,210	23,049	23,399	21,241	21,439	20,415	21,960	21,201	20,067	20,879	18,606	17,061	18,310	19,455	20,480	19,300	17,849	18,015	18,345	19,265	19,596	17,856	19,095	18,659	16,809	18,591	18,979	17,185	18,725	18,697	20,753	20,498	20,282	22,442	21,952	22,907	21,972	22,639	22,144	22,974	22,537	22,491	22,028	21,809	20,529	19,546	17,990	15,190	14,878	15,392	14,571	14,179	13,695	12,858	11,305	14,443	15,771	16,294	15,837	15,211	14,820	14,518	15,272	15,185	14,183	15,379	14,873	15,191	14,441	12,980	14,730	14,500	16,266	16,667	15,978	15,705	15,593	14,701	14,575	14,389	14,968	14,587	14,646	14,236	14,115	13,286	13,457	13,358	12,912	13,180	13,037	13,020	12,774	12,723	12,377	11,135	11,691	11,562	11,361	10,721	10,728	10,491	10,329	9,566	9,566	10,488	11,043	10,695	10,125	10,647	11,361	11,494	11,409	11,154	11,446	11,250	10,620	10,973	10,669	10,659	10,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 2,321,014	2,304,905	2,339,857	2,124,055	2,143,887	2,041,472	2,196,034	2,120,136	2,006,675	2,087,880	1,860,551	1,706,130	1,831,002	1,945,541	2,047,998	1,929,974	1,784,861	1,801,503	1,834,484	1,926,533	1,959,633	1,785,598	1,909,531	1,865,946	1,680,898	1,859,062	1,897,898	1,718,484	1,872,483	1,869,657	2,075,343	2,049,831	2,028,180	2,244,241	2,195,204	2,290,655	2,197,188	2,263,940	2,214,407	2,297,362	2,253,698	2,249,061	2,202,805	2,180,900	2,052,950	1,954,590	1,798,978	1,518,990	1,487,830	1,539,245	1,457,145	1,417,900	1,369,492	1,285,818	1,130,534	1,444,338	1,577,101	1,629,357	1,583,692	1,521,078	1,482,046	1,451,838	1,527,245	1,518,502	1,418,263	1,537,867	1,487,341	1,519,136	1,444,062	1,298,035	1,473,008	1,449,961	1,626,641	1,666,729	1,597,846	1,570,475	1,559,302	1,470,068	1,457,468	1,438,858	1,496,817	1,458,695	1,464,606	1,423,580	1,411,547	1,328,629	1,345,750	1,335,825	1,291,191	1,318,004	1,303,707	1,302,003	1,277,352	1,272,333	1,237,655	1,113,487	1,169,065	1,156,187	1,136,096	1,072,085	1,072,762	1,049,130	1,032,919	956,573	956,616	1,048,846	1,104,292	1,069,502	1,012,460	1,064,697	1,136,090	1,149,449	1,140,905	1,115,440	1,144,631	1,125,032	1,061,985	1,097,281	1,066,875	1,065,919	1,000,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 11,605,069	$ 11,524,524	$ 11,699,286	$ 10,620,275	$ 10,719,434	$ 10,207,359	$ 10,980,172	$ 10,600,679	$ 10,033,375	$ 10,439,400	$ 9,302,756	$ 8,530,650	$ 9,155,012	$ 9,727,703	$ 10,239,992	$ 9,649,868	$ 8,924,307	$ 9,007,513	$ 9,172,418	$ 9,632,665	$ 9,798,165	$ 8,927,989	$ 9,547,654	$ 9,329,732	$ 8,404,490	$ 9,295,311	$ 9,489,492	$ 8,592,420	$ 9,362,413	$ 9,348,286	$ 10,376,715	$ 10,249,153	$ 10,140,899	$ 11,221,206	$ 10,976,020	$ 11,453,275	$ 10,985,940	$ 11,319,699	$ 11,072,036	$ 11,486,810	$ 11,268,489	$ 11,245,305	$ 11,014,023	$ 10,904,501	$ 10,264,749	$ 9,772,952	$ 8,994,890	$ 7,594,952	$ 7,439,148	$ 7,696,227	$ 7,285,725	$ 7,089,499	$ 6,847,459	$ 6,429,088	$ 5,652,669	$ 7,221,688	$ 7,885,507	$ 8,146,787	$ 7,918,462	$ 7,605,388	$ 7,410,229	$ 7,259,191	$ 7,636,223	$ 7,592,511	$ 7,091,316	$ 7,689,336	$ 7,436,707	$ 7,595,679	$ 7,220,311	$ 6,490,176	$ 7,365,039	$ 7,249,804	$ 8,133,204	$ 8,333,647	$ 7,989,232	$ 7,852,377	$ 7,796,509	$ 7,350,339	$ 7,287,338	$ 7,194,289	$ 7,484,085	$ 7,293,476	$ 7,323,032	$ 7,117,899	$ 7,057,736	$ 6,643,145	$ 6,728,748	$ 6,679,125	$ 6,455,954	$ 6,590,021	$ 6,518,536	$ 6,510,017	$ 6,386,760	$ 6,361,667	$ 6,188,274	$ 5,567,437	$ 5,845,324	$ 5,780,934	$ 5,680,480	$ 5,360,426	$ 5,363,808	$ 5,245,650	$ 5,164,594	$ 4,782,865	$ 4,783,079	$ 5,244,228	$ 5,521,460	$ 5,347,511	$ 5,062,300	$ 5,323,487	$ 5,680,451	$ 5,747,245	$ 5,704,527	$ 5,577,199	$ 5,723,155	$ 5,625,158	$ 5,309,927	$ 5,486,403	$ 5,334,373	$ 5,329,596	$ 5,000,000